Borrowings (Details) - AUD ($)	1 Months Ended	12 Months Ended
	Feb. 29, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Feb. 14, 2024
Borrowings [Line Items]
Bank facility amount	$ 14,000,000
Working capital	$ 8,000,000
Interest rate	1.50%
Interest on borrowings	$ 2,000,000
Aggregate principal amount			$ 1,169,690	$ 1,181,953
Loan payable					$ 244,643
Secured bank borrowings		$ 9,739,690
Original issue discount secured convertible debenture		10.00%
Trade advance tenor	120 years
Secured mortgages					$ 2,000,000
Borrowings			1,590,100	1,874,574
Convertible Note			1,169,690	$ 1,181,953
Total conversion of shares		373,525
Remaining principal
Amortized Period		18 months
Repayments of current borrowings		$ 9,270,910
Aggregate bank borrowings		6,940,917	$ 6,472,137
Share capital		63
Share premium		373,462
Secured Bank Loan [Member]
Borrowings [Line Items]
Interest rate					7.73%
Borrowings variable interest rate	3.48%
Aggregate principal amount					$ 4,000,000
Borrowings		468,780
Convertible Note					$ 4,000,000
Cootamundra Facility [Member]
Borrowings [Line Items]
Bank facility amount	$ 14,000,000
Equipment Finance [Member]
Borrowings [Line Items]
Borrowings	$ 4,000,000
Convertible Note [Member]
Borrowings [Line Items]
Aggregate principal amount		420,066
Convertible Note		$ 420,066